Operations by Business Segment and Geographic Area - Concentrations (Details) - Customer concentration - Consolidated revenue - Single customer	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Energy & Chemicals
Concentration risk
Concentration risk (as a percentage)	13.00%	10.00%	11.00%
Government Segment
Concentration risk
Concentration risk (as a percentage)	15.00%	13.00%	12.00%